T. ROWE PRICE CAPITAL APPRECIATION FUND

March 31, 2019	(Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 61.0%
COMMUNICATION SERVICES 3.9%
Interactive Media & Services 3.9%
Alphabet, Class A (1)	125,728	147,968
Alphabet, Class C (1)(2)	577,095	677,111
Facebook, Class A (1)(2)	2,745,500	457,648
Total Communication Services		1,282,727
CONSUMER DISCRETIONARY 5.0%
Auto Components 0.9%
Aptiv	3,883,409	308,692
		308,692
Hotels, Restaurants & Leisure 1.5%
McDonald's (2)	1,058,323	200,976
Yum! Brands (2)	2,877,328	287,186
		488,162
Internet & Direct Marketing Retail 2.6%
Amazon.com (1)(2)	400,914	713,927
Booking Holdings (1)(2)	91,200	159,136
		873,063
Total Consumer Discretionary		1,669,917
CONSUMER STAPLES 0.4%
Beverages 0.4%
Keurig Dr Pepper	5,088,534	142,326
Total Consumer Staples		142,326
ENERGY 1.2%
Oil, Gas & Consumable Fuels 1.2%
Concho Resources	1,185,700	131,565
Enterprise Products Partners (2)	8,655,164	251,866
Total Energy		383,431

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T. ROWE PRICE CAPITAL APPRECIATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
FINANCIALS 7.4%
Banks 1.3%
PNC Financial Services Group	3,464,223	424,921
		424,921
Capital Markets 3.1%
Intercontinental Exchange	4,344,518	330,792
S&P Global (2)	3,294,667	693,692
		1,024,484
Insurance 3.0%
Marsh & McLennan	10,496,387	985,611
		985,611
Total Financials		2,435,016
HEALTH CARE 13.7%
Health Care Equipment & Supplies 5.9%
Abbott Laboratories (2)	1,482,720	118,528
Becton Dickinson & Company	2,903,540	725,101
Danaher	8,372,434	1,105,329
		1,948,958
Health Care Providers & Services 2.1%
Anthem (2)	947,700	271,971
UnitedHealth Group (2)	1,797,608	444,477
		716,448
Life Sciences Tools & Services 5.7%
PerkinElmer (3)	11,844,980	1,141,382
Thermo Fisher Scientific (2)	2,688,535	735,906
		1,877,288
Total Health Care		4,542,694
INDUSTRIALS & BUSINESS SERVICES 8.7%
Commercial Services & Supplies 1.9%
Republic Services	2,490,012	200,147
Waste Connections	4,857,619	430,337
		630,484

T. ROWE PRICE CAPITAL APPRECIATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Industrial Conglomerates 4.1%
General Electric	68,510,586	684,421
Roper Technologies	1,908,087	652,508
		1,336,929
Machinery 2.1%
Fortive	8,348,312	700,340
		700,340
Professional Services 0.6%
Equifax	1,732,762	205,332
		205,332
Total Industrials & Business Services		2,873,085
INFORMATION TECHNOLOGY 14.0%
Electronic Equipment, Instruments & Components 1.5%
TE Connectivity	6,264,701	505,875
		505,875
IT Services 5.7%
Fidelity National Information Services	1,868,429	211,319
Fiserv (1)	10,173,526	898,119
Mastercard, Class A	95	22
Visa, Class A (2)	4,856,217	758,493
		1,867,953
Semiconductors & Semiconductor Equipment 3.4%
Maxim Integrated Products	7,598,137	403,993
Texas Instruments (2)	6,716,692	712,439
		1,116,432
Software 3.4%
Intuit (2)	560,400	146,494
Microsoft (2)	8,295,700	978,395
		1,124,889
Total Information Technology		4,615,149

T. ROWE PRICE CAPITAL APPRECIATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
REAL ESTATE 0.8%
Equity Real Estate Investment Trusts 0.8%
American Tower, REIT (2)	1,267,000	249,675
Total Real Estate		249,675
UTILITIES 5.2%
Electric Utilities 3.8%
American Electric Power (2)	5,109,952	427,959
Eversource Energy	2,989,365	212,095
NextEra Energy (2)	1,118,456	216,220
Xcel Energy	7,154,633	402,162
		1,258,436
Multi-Utilities 1.4%
NiSource (3)	16,540,413	474,048
		474,048
Total Utilities		1,732,484
Total Miscellaneous Common Stocks 0.7% (4)		241,041
Total Common Stocks (Cost $13,835,814)		20,167,545

PREFERRED STOCKS 2.1%
FINANCIALS 0.4%
Banking 0.3%
JP Morgan Chase, Series DD, 5.75% (5)	2,550,000	65,612
State Street, Series E, 6.00% (5)	148,987	3,811
U.S. Bancorp, Series F, VR, 6.50% (3)(5)(6)	465,800	12,474
U.S. Bancorp, Series K, 5.50% (3)(5)	1,200,000	30,492
		112,389
Financial Services 0.1%
Charles Schwab, Series C, 6.00% (5)	1,050,000	27,331
Charles Schwab, Series D, 5.95% (5)	95,800	2,488
		29,819
Total Financials		142,208

T. ROWE PRICE CAPITAL APPRECIATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
UTILITIES 1.7%
ELECTRIC UTILITIES 1.5%
Alabama Power, Series A, 5.00% (3)(5)	780,000	20,062
CMS Energy, 5.875%, 10/15/78 (3)	3,800,000	99,446
CMS Energy, 5.875%, 3/1/79 (3)	5,050,000	130,038
DTE Energy, Series E, 5.25%, 12/1/77 (3)	2,560,000	64,102
Duke Energy, 5.625%, 9/15/78 (3)	2,520,000	64,235
SCE Trust II, 5.10% (5)	106,560	2,211
SCE Trust III, Series H, VR, 5.75% (3)(5)(6)	1,160,047	27,725
SCE Trust IV, Series J, VR, 5.375% (3)(5)(6)	2,674,300	58,968
SCE Trust V, Series K, VR, 5.45% (3)(5)(6)	625,000	14,000
SCE Trust VI, 5.00% (5)	625,000	12,844
Total Electric Utilities		493,631
GAS & GAS TRANSMISSION 0.2%
Nisource, VR, 6.50% (3)(5)(6)	2,550,000	67,192
Total Gas & Gas Transmission		67,192
Total Utilities		560,823
Total Preferred Stocks (Cost $698,795)		703,031

CONVERTIBLE PREFERRED STOCKS 2.6%
FINANCIALS 1.2%
Banks 1.2%
Wells Fargo, Series L, 7.50% (5)	306,209	396,697
Total Financials		396,697
HEALTH CARE 0.9%
Health Care Equipment & Supplies 0.9%
Becton Dickinson & Company, Series A, 6.125%, 5/1/20	4,988,872	310,438
Total Health Care		310,438
INDUSTRIALS & BUSINESS SERVICES 0.3%
Machinery 0.3%
Fortive, Series A, 5.00%, 7/1/21	83,691	87,883
Total Industrials & Business Services		87,883

T. ROWE PRICE CAPITAL APPRECIATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
INFORMATION TECHNOLOGY 0.1%
Software 0.1%
Aurora Innovation, Series B Acquisition Date: 3/1/19, Cost:
$25,766 (1)(7)(8)	278,843	25,766
Total Information Technology		25,766
UTILITIES 0.1%
Electric Utilities 0.1%
American Electric Power, 6.125%, 3/15/22	865,845	44,037
Total Utilities		44,037
Total Convertible Preferred Stocks (Cost $793,994)		864,821

CORPORATE BONDS 18.6%
Corporate Bonds 18.2%
1011778 BC, 4.625%, 1/15/22 (9)	26,110,000	26,207
3M, 3.00%, 9/14/21	19,115,000	19,308
Amazon.com, 2.60%, 12/5/19	30,730,000	30,707
American Electric Power, 3.65%, 12/1/21	6,150,000	6,268
American Electric Power, 4.30%, 12/1/28	22,260,000	23,585
American Tower, 3.30%, 2/15/21	25,595,000	25,661
Amphenol, 2.20%, 4/1/20	19,330,000	19,201
Amphenol, 3.20%, 4/1/24	9,670,000	9,647
Apple, 1.50%, 9/12/19	82,755,000	82,336
Aptiv, 4.35%, 3/15/29	15,870,000	16,107
Aramark Services, 5.00%, 4/1/25 (9)	46,410,000	47,454
Aramark Services, 5.00%, 2/1/28 (9)	17,425,000	17,251
AutoZone, 1.625%, 4/21/19	3,250,000	3,248
AutoZone, 2.50%, 4/15/21	13,695,000	13,559
Avantor, 6.00%, 10/1/24 (9)	35,935,000	37,238
Avantor, 9.00%, 10/1/25 (9)	150,191,000	162,582
B&G Foods, 4.625%, 6/1/21	20,665,000	20,639
Bank of New York Mellon, VR, 4.625% (5)(6)	26,250,000	24,872

T. ROWE PRICE CAPITAL APPRECIATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Bank of New York Mellon, VR, 4.95% (5)(6)	43,465,000	43,791
Becton Dickinson & Company, 2.675%, 12/15/19	16,708,000	16,700
Becton Dickinson & Company, 2.894%, 6/6/22	19,195,000	19,033
Becton Dickinson & Company, 3.363%, 6/6/24	43,305,000	43,266
Becton Dickinson & Company, FRN, 3M USD LIBOR + 1.03%,
3.638%, 6/6/22	27,790,000	27,790
Berkshire Hathaway Energy, 2.40%, 2/1/20	19,570,000	19,521
Camden Property Trust, 4.10%, 10/15/28	4,015,000	4,218
Caterpillar Financial Services, 2.25%, 12/1/19	9,845,000	9,819
CCO Holdings, 4.00%, 3/1/23 (9)	18,065,000	17,975
CCO Holdings, 5.00%, 2/1/28 (9)	197,338,000	194,378
CCO Holdings, 5.125%, 2/15/23	20,665,000	21,027
CCO Holdings, 5.125%, 5/1/23 (9)	47,310,000	48,256
CCO Holdings, 5.125%, 5/1/27 (9)	133,065,000	133,564
CCO Holdings, 5.25%, 3/15/21	16,819,000	16,903
CCO Holdings, 5.25%, 9/30/22	54,948,000	55,978
CCO Holdings, 5.75%, 9/1/23	27,375,000	27,957
CCO Holdings, 5.75%, 1/15/24	32,375,000	33,225
CCO Holdings, 5.875%, 4/1/24 (9)	12,360,000	12,885
Cedar Fair, 5.375%, 6/1/24	35,165,000	35,868
Cedar Fair, 5.375%, 4/15/27	44,339,000	44,561
Charter Communications Operating, 3.579%, 7/23/20	17,785,000	17,903
Comcast, 3.30%, 10/1/20	54,035,000	54,582
Comcast, 3.45%, 10/1/21	24,505,000	24,936
Comcast, FRN, 3M USD LIBOR + 0.33%, 3.127%, 10/1/20	26,550,000	26,585
Comcast, FRN, 3M USD LIBOR + 0.44%, 3.237%, 10/1/21	20,950,000	20,979
Conagra Brands, 3.80%, 10/22/21	79,200,000	80,676
Conagra Brands, FRN, 3M USD LIBOR + 0.75%, 3.511%,
10/22/20	13,375,000	13,336
Continental Airlines PTT, Series 2009-2, Class A, 7.25%,
11/10/19	3,135,788	3,206
Continental Airlines PTT, Series 2012-1, Class A, 4.15%,
4/11/24	10,702,434	10,910

T. ROWE PRICE CAPITAL APPRECIATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Continental Airlines PTT, Series 2012-1, Class B, 6.25%,
4/11/20	1,287,850	1,309
Crown Castle International, 4.875%, 4/15/22	57,537,000	60,671
Crown Castle International, 5.25%, 1/15/23	105,887,000	113,755
Delta Air Lines PTT, Series 2009-1, Class A, 7.75%, 12/17/19	1,421,191	1,461
Delta Air Lines PTT, Series 2011-1, Class A, 5.30%, 4/15/19	1,744,268	1,745
Dollar Tree, FRN, 3M USD LIBOR + 0.70%, 3.473%, 4/17/20	9,695,000	9,694
Dominion Energy, STEP, 2.962%, 7/1/19	3,865,000	3,865
DTE Energy, 3.70%, 8/1/23 (3)	15,895,000	16,238
DTE Energy, 3.80%, 3/15/27 (3)	64,475,000	65,041
Edison International, 2.125%, 4/15/20	13,225,000	13,118
Elanco Animal Health, 3.912%, 8/27/21 (9)	27,209,000	27,649
Elanco Animal Health, 4.272%, 8/28/23 (9)	12,970,000	13,362
Elanco Animal Health, 4.90%, 8/28/28 (9)	31,350,000	33,295
Enterprise Products Operating, 3.50%, 2/1/22	26,505,000	27,024
EQT, 8.125%, 6/1/19	11,778,000	11,851
Eversource Energy, 2.75%, 3/15/22	19,200,000	19,197
Eversource Energy, 2.90%, 10/1/24	12,800,000	12,677
Eversource Energy, 3.30%, 1/15/28	31,693,000	31,260
Eversource Energy, 3.80%, 12/1/23	9,835,000	10,183
Eversource Energy, 4.25%, 4/1/29	15,905,000	16,943
Fiserv, 2.70%, 6/1/20	38,295,000	38,196
Fiserv, 3.80%, 10/1/23	19,120,000	19,556
Fiserv, 4.20%, 10/1/28	19,120,000	19,661
Fortive, 1.80%, 6/15/19	308,000	307
Fresenius Medical Care US Finance, 5.75%, 2/15/21 (9)	8,475,000	8,814
General Electric, VR, 5.00% (5)(6)	22,855,000	21,312
HCA, 4.25%, 10/15/19	28,260,000	28,437
HCA, 6.50%, 2/15/20	140,679,000	144,724
Hilton Domestic Operating, 4.25%, 9/1/24	18,765,000	18,695
Hologic, 4.375%, 10/15/25 (9)	34,325,000	34,025

T. ROWE PRICE CAPITAL APPRECIATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Home Depot, 3.25%, 3/1/22	15,915,000	16,276
Home Depot, FRN, 3M USD LIBOR + 0.31%, 2.936%, 3/1/22	19,335,000	19,331
KFC Holding, 4.75%, 6/1/27 (9)	135,145,000	132,780
KFC Holding, 5.00%, 6/1/24 (9)	27,500,000	28,050
KFC Holding, 5.25%, 6/1/26 (9)	36,774,000	37,142
Lennox International, 3.00%, 11/15/23	6,420,000	6,311
Level 3 Financing, 5.375%, 8/15/22	26,200,000	26,364
Marsh & McLennan, 2.35%, 3/6/20	8,660,000	8,629
Marsh & McLennan, 2.75%, 1/30/22	13,100,000	13,093
Marsh & McLennan, 3.30%, 3/14/23	4,820,000	4,889
Mirant, EC, 0.00%, 7/15/12 (1)(7)(9)	16,000,000	0
Moody's, 4.25%, 2/1/29	54,105,000	56,569
Moog, 5.25%, 12/1/22 (9)	1,305,000	1,325
Nestle Holdings, 3.10%, 9/24/21 (9)	111,585,000	112,701
Netflix, 4.375%, 11/15/26	134,150,000	131,467
Netflix, 4.875%, 4/15/28	253,705,000	250,217
Netflix, 5.375%, 2/1/21	1,830,000	1,899
Netflix, 5.50%, 2/15/22	6,190,000	6,484
Netflix, 5.875%, 2/15/25	56,540,000	60,922
Netflix, 5.875%, 11/15/28 (9)	245,295,000	258,786
Netflix, 6.375%, 5/15/29 (9)	146,335,000	158,225
NiSource, 3.49%, 5/15/27 (3)	71,255,000	70,996
NiSource, 4.375%, 5/15/47 (3)	38,845,000	39,318
Nisource, VR, 5.65% (3)(5)(6)	44,495,000	43,494
Northrop Grumman, 2.55%, 10/15/22	44,875,000	44,393
NSTAR Electric, 3.20%, 5/15/27	25,715,000	25,748
NuStar Logistics, 4.80%, 9/1/20	12,700,000	12,827
Philip Morris International, 2.00%, 2/21/20	25,740,000	25,602
Philip Morris International, 2.625%, 2/18/22	32,240,000	32,202
Philip Morris International, FRN, 3M USD LIBOR + 0.42%,
3.061%, 2/21/20	17,230,000	17,219

T. ROWE PRICE CAPITAL APPRECIATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
PNC Financial Services Group, Series S, VR, 5.00% (5)(6)	55,065,000	54,239
Reckitt Benckiser Treasury Services, FRN, 3M USD LIBOR +
0.56%, 3.162%, 6/24/22 (9)	35,825,000	35,471
Refinitiv U.S. Holdings, 6.25%, 5/15/26 (9)	43,645,000	44,245
Refinitiv U.S. Holdings, 8.25%, 11/15/26 (9)	57,030,000	56,032
Reynolds Group Issuer, 5.125%, 7/15/23 (9)	31,300,000	31,730
Reynolds Group Issuer, 5.75%, 10/15/20	123,241,428	123,241
Reynolds Group Issuer, FRN, 3M USD LIBOR + 3.50%, 6.287%,
7/15/21 (9)	38,325,000	38,469
Reynolds Group Issuer, STEP, 6.875%, 2/15/21	21,161,300	21,214
Roper Technologies, 3.65%, 9/15/23	31,830,000	32,233
Roper Technologies, 4.20%, 9/15/28	28,400,000	29,382
SBA Communications, 4.00%, 10/1/22	31,740,000	31,819
SBA Communications, 4.875%, 7/15/22	83,038,000	84,076
SBA Communications, 4.875%, 9/1/24	24,740,000	24,926
Sensata Technologies, 4.875%, 10/15/23 (9)	7,175,000	7,399
Sensata Technologies, 5.00%, 10/1/25 (9)	23,800,000	24,157
Sensata Technologies, 5.625%, 11/1/24 (9)	6,670,000	7,087
Sensata Technologies UK Financing, 6.25%, 2/15/26 (9)	5,012,000	5,300
Shell International Finance, FRN, 3M USD LIBOR + 0.45%,
3.147%, 5/11/20	49,720,000	49,945
Sirius XM Radio, 3.875%, 8/1/22 (9)	15,325,000	15,248
Sirius XM Radio, 4.625%, 5/15/23 (9)	16,745,000	16,933
Sirius XM Radio, 6.00%, 7/15/24 (9)	38,730,000	40,134
Six Flags Entertainment, 4.875%, 7/31/24 (9)	13,840,000	13,632
Six Flags Entertainment, 5.50%, 4/15/27 (9)	5,025,000	4,956
Solera, 10.50%, 3/1/24 (9)	195,922,000	212,330
State Street, VR, 5.25% (5)(6)	33,460,000	34,171
State Street, VR, 5.625% (5)(6)	70,125,000	70,300
Teleflex, 4.625%, 11/15/27	27,690,000	27,448
Teleflex, 4.875%, 6/1/26	23,840,000	24,257
Trinity Acquisition, 4.40%, 3/15/26	19,610,000	20,357

T. ROWE PRICE CAPITAL APPRECIATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
U.S. Airways PTT, Series 2010-1, Class A, 6.25%, 4/22/23	8,351,941	8,920
U.S. Airways PTT, Series 2012-2, Class A, 4.625%, 6/3/25	1,251,183	1,300
U.S. Airways PTT, Series 2012-2, Class B, 6.75%, 6/3/21	2,120,563	2,212
U.S. Airways PTT, Series 2013-1, Class A, 3.95%, 11/15/25	7,876,687	7,933
U.S. Airways PTT, Series 2013-1, Class B, 5.375%, 11/15/21	2,528,352	2,588
U.S. Bancorp, VR, 5.30% (3)(5)(6)	22,505,000	22,843
Unilever Capital, 3.00%, 3/7/22	17,770,000	17,958
Unitymedia, 6.125%, 1/15/25 (9)	61,893,000	64,137
Verizon Communications, 3.125%, 3/16/22	32,200,000	32,490
Verizon Communications, FRN, 3M USD LIBOR + 1.00%,
3.615%, 3/16/22	32,200,000	32,688
Virginia Electric & Power, 3.15%, 1/15/26	10,335,000	10,346
Virginia Electric & Power, 3.50%, 3/15/27	22,545,000	22,935
Waste Connections, 4.25%, 12/1/28	12,720,000	13,526
Welbilt, 9.50%, 2/15/24	23,776,000	25,678
Wisconsin Public Service, 3.35%, 11/21/21	15,900,000	16,171
Xcel Energy, 4.00%, 6/15/28	25,360,000	26,427
Xylem, 3.25%, 11/1/26	5,110,000	4,998
Xylem, 4.875%, 10/1/21	3,095,000	3,240
Yum! Brands, 3.75%, 11/1/21	98,140,000	98,140
Yum! Brands, 3.875%, 11/1/20	57,015,000	57,086
Yum! Brands, 3.875%, 11/1/23	32,680,000	32,517
Yum! Brands, 5.30%, 9/15/19	14,025,000	14,113
Yum! Brands, 5.35%, 11/1/43	47,261,000	40,881
Yum! Brands, 6.875%, 11/15/37	27,015,000	27,083
Zayo Group, 5.75%, 1/15/27 (9)	109,199,000	108,516
Total Miscellaneous Corporate Bonds 0.4% (4)		119,186
Total Corporate Bonds (Cost $6,065,106)		6,127,665

BANK LOANS 5.0% (10)
BCP Raptor, FRN
3M USD LIBOR + 4.25%, 6.879%, 6/24/24	44,124,768	41,340

T. ROWE PRICE CAPITAL APPRECIATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Berry Global, FRN
3M USD LIBOR + 1.75%, 4.243%, 2/8/20	12,885,000	12,834

CCC Information Services, FRN
3M USD LIBOR + 3.00%, 5.50%, 4/29/24	31,383,962	30,776

Change Healthcare Holdings, FRN
3M USD LIBOR + 2.75%, 5.249%, 3/1/24	64,420,800	63,515

First Data, FRN
3M USD LIBOR + 1.50%, 3.986%, 10/26/23	175,743,107	174,740

First Data, FRN
3M USD LIBOR + 2.25%, 4.486%, 7/8/22	131,653,607	131,322

First Data, FRN
3M USD LIBOR + 2.25%, 4.486%, 4/26/24	529,692,243	528,029

Formula One Management, FRN
3M USD LIBOR + 2.50%, 4.999%, 2/1/24	31,722,167	30,509

Gartner, FRN
3M USD LIBOR + 2.00%, 3.999%, 3/21/22 (7)	7,076,712	7,050

HB Fuller, FRN
3M USD LIBOR + 2.00%, 4.488%, 10/20/24	16,593,948	16,278

HUB International, FRN
3M USD LIBOR + 3.00%, 5.515%, 4/25/25	227,912,738	220,125

Kronos, FRN
3M USD LIBOR + 3.00%, 5.736%, 11/1/23	103,958,349	102,890

NVA Holdings, FRN
3M USD LIBOR + 2.75%, 5.249%, 2/2/25	24,627,346	23,750

Prestige Brands, FRN
3M USD LIBOR + 2.00%, 4.499%, 1/26/24	1,807,789	1,786

Refinitiv U.S. Holdings, FRN
3M USD LIBOR + 3.75%, 6.249%, 10/1/25	108,647,700	105,408

Trans Union, FRN
3M USD LIBOR + 1.75%, 4.249%, 8/9/22	62,028,007	61,408

Trans Union, FRN
3M USD LIBOR + 2.00%, 4.499%, 6/19/25	44,062,038	43,419

Worldpay, FRN
3M USD LIBOR + 1.75%, 3.947%, 1/16/23	18,278,000	18,236

Zayo Group, FRN
3M USD LIBOR + 2.00%, 4.499%, 1/19/21	19,102,538	18,980

T. ROWE PRICE CAPITAL APPRECIATION FUND

		Shares/Par	$ Value
	(Cost and value in $000s)
	Zayo Group, FRN
	3M USD LIBOR + 2.25%, 4.749%, 1/19/24	31,725,000	31,513
	Total Bank Loans (Cost $1,684,221)		1,663,908

ASSET	-BACKED SECURITIES 0.3%
	Domino's Pizza Master Issuer
	Series 2017-1A, Class A23
	4.118%, 7/25/47 (9)	40,064,875	40,646
	Domino's Pizza Master Issuer
	Series 2018-1A, Class A2I
	4.116%, 7/25/48 (9)	35,089,838	35,619
	Wendy's Funding
	Series 2018-1A, Class A2I
	3.573%, 3/15/48 (9)	24,656,888	24,308
	Total Asset-Backed Securities (Cost $98,837)		100,573

	U.S. GOVERNMENT AGENCY OBLIGATIONS
	(EXCLUDING MORTGAGE-BACKED) 3.3%
	U.S. Treasury Obligations 3.3%
	U.S. Treasury Notes, 2.375%, 2/29/24	180,375,000	181,671
	U.S. Treasury Notes, 2.50%, 1/31/24	779,049,000	788,544
	U.S. Treasury Notes, 2.625%, 12/31/23	111,246,900	113,194
			1,083,409

	Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost
	$1,070,026)		1,083,409

	BOND MUTUAL FUNDS 0.3%
	T. Rowe Price Institutional Floating Rate Fund, 5.31% (3)(11)	8,313,119	81,469
	Total Bond Mutual Funds (Cost $80,315)		81,469

SHORT	-TERM INVESTMENTS 7.8%
	Money Market Funds 7.8%
	T. Rowe Price Government Reserve Fund, 2.49% (3)(12)	2,579,444,738	2,579,445
	Total Short-Term Investments (Cost $2,579,445)		2,579,445

	T. ROWE PRICE CAPITAL APPRECIATION FUND

(Amounts in 000s, except for contracts)

OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty	Description		Contracts Notional Amount		Value
	Conagra Brands, Call, 1/17/20 @
Citigroup	$25.00	(1)	19,889	55,172	$8,552
Total OTC Options Purchased (Cost $2,786)					8,552
Total Options Purchased (Cost $2,786)					8,552

Total Investments in Securities 101.0%
(Cost $26,909,339)					$33,380,418
Other Assets Less Liabilities (1.0)%					(336,728)
Net Assets 100.0%					$33,043,690

‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is pledged to cover or as collateral for written call options at March 31, 2019.
(3) Affiliated Companies
(4) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(5) Perpetual security with no stated maturity date.
(6) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(7) Level 3 in fair value hierarchy.
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $25,766 and represents 0.1% of net assets.
(9) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $2,370,293 and represents 7.2% of net assets.

T. ROWE PRICE CAPITAL APPRECIATION FUND

(10) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
(11) SEC 30-day yield
(12) Seven-day yield

3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
EC Escrow CUSIP; represents a beneficial interest in a residual pool of bankruptcy assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
FRN Floating Rate Note
OTC Over-the-counter
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE CAPITAL APPRECIATION FUND

(Amounts in 000s, except for contracts)

OPTIONS WRITTEN (0.6)%
OTC Options Written (0.6)%
Counterparty	Description	Contracts Notional Amount		Value
JPMorgan	Abbott Laboratories, Call, 1/17/20 @
Chase	$85.00	9,540	(76,263)	$(3,673)
	Alphabet, Class C, Call, 1/17/20 @
Citigroup	$1,300.00	1,535	(180,103)	(7,798)
	Alphabet, Class C, Call, 1/17/20 @
Citigroup	$1,340.00	369	(43,295)	(1,410)
	Alphabet, Class C, Call, 1/17/20 @
Citigroup	$1,365.00	1,395	(163,677)	(4,345)
	Alphabet, Class C, Call, 1/17/20 @
Citigroup	$1,400.00	369	(43,295)	(921)
	Alphabet, Class C, Call, 1/17/20 @
Citigroup	$1,500.00	368	(43,178)	(409)
	Amazon.com, Call, 1/17/20 @
Citigroup	$1,800.00	286	(50,929)	(5,427)
	Amazon.com, Call, 1/17/20 @
Citigroup	$2,000.00	95	(16,917)	(1,041)
	Amazon.com, Call, 1/17/20 @
Citigroup	$2,025.00	95	(16,917)	(948)
	Amazon.com, Call, 1/17/20 @
Citigroup	$2,100.00	95	(16,917)	(750)
	Amazon.com, Call, 1/17/20 @
Citigroup	$2,300.00	432	(76,928)	(1,800)
	Amazon.com, Call, 1/17/20 @
Credit Suisse	$2,500.00	188	(33,478)	(408)
	Amazon.com, Call, 1/17/20 @
Credit Suisse	$2,600.00	188	(33,478)	(271)
	Amazon.com, Call, 1/17/20 @
Credit Suisse	$2,700.00	188	(33,478)	(197)
	American Electric Power, Call,
Citigroup	1/17/20@ $82.50	2,812	(23,551)	(1,504)
	American Electric Power, Call,
Citigroup	1/17/20@ $85.00	12,828	(107,435)	(5,195)
	American Tower, Call, 1/17/20 @
Credit Suisse	$170.00	2,223	(43,806)	(7,069)

T. ROWE PRICE CAPITAL APPRECIATION FUND

(Amounts in 000s, except for contracts)

Counterparty	Description		Contracts Notional Amount		Value
	American Tower, Call, 1/17/20 @
Citigroup	$175.00		2,039	(40,181)	(5,730)
	American Tower, Call, 1/17/20 @
Credit Suisse	$175.00		4,767	(93,939)	(13,395)
	American Tower, Call, 1/17/20 @
Citigroup	$180.00		2,791	(54,999)	(6,517)
	American Tower, Call, 1/17/20 @
Citigroup	$200.00		850	(16,750)	(918)
Citigroup	Anthem, Call, 1/17/20 @ $300.00		1,094	(31,396)	(2,111)
Citigroup	Anthem, Call, 1/17/20 @ $310.00		1,094	(31,396)	(1,660)
Citigroup	Anthem, Call, 1/17/20 @ $330.00		2,253	(64,657)	(1,994)
	Booking Holdings, Call, 1/17/20 @
Citigroup	$2,075.00		655	(114,292)	(3,652)
	Booking Holdings, Call, 1/17/20 @
Citigroup	$2,100.00		128	(22,335)	(641)
	Booking Holdings, Call, 1/17/20 @
Citigroup	$2,125.00		128	(22,335)	(568)
	Enterprise Products Partners, Call,
Citigroup	1/17/20	@ $30.00	17,493	(50,905)	(1,793)
JPMorgan	Facebook, Class A, Call, 1/17/20 @
Chase	$220.00		7,720	(128,685)	(2,490)
Citigroup	Intuit, Call, 1/17/20 @ $260.00		3,534	(92,382)	(8,976)
Goldman
Sachs	Intuit, Call, 1/17/20 @ $260.00		342	(8,940)	(869)
Citigroup	Intuit, Call, 1/17/20 @ $270.00		1,385	(36,205)	(2,812)
Goldman
Sachs	Intuit, Call, 1/17/20 @ $270.00		343	(8,966)	(696)
Citigroup	McDonald's, Call, 1/17/20 @ $195.00		2,019	(38,341)	(1,928)
Credit Suisse	McDonald's, Call, 1/17/20 @ $195.00		851	(16,160)	(813)
Citigroup	McDonald's, Call, 1/17/20 @ $200.00		2,019	(38,341)	(1,504)
Credit Suisse	McDonald's, Call, 1/17/20 @ $200.00		851	(16,160)	(634)
Citigroup	Microsoft, Call, 1/17/20 @ $120.00		4,323	(50,985)	(3,815)
Citigroup	Microsoft, Call, 1/17/20 @ $125.00		7,545	(88,986)	(4,961)
Credit Suisse	Microsoft, Call, 1/17/20 @ $125.00		9,328	(110,014)	(6,133)

T. ROWE PRICE CAPITAL APPRECIATION FUND

(Amounts in 000s, except for contracts)

Counterparty	Description		Contracts Notional Amount		Value
Citigroup	Microsoft, Call, 1/17/20 @ $130.00		7,545	(88,986)	(3,584)
Credit Suisse	Microsoft, Call, 1/17/20 @ $130.00		2,153	(25,392)	(1,023)
Royal Bank of
Canada	Microsoft, Call, 1/17/20 @ $130.00		7,110	(83,855)	(3,377)
Citigroup	Microsoft, Call, 1/17/20 @ $135.00		3,222	(38,000)	(1,096)
	NextEra Energy, Call, 1/17/20 @
Credit Suisse	$195.00		1,509	(29,172)	(1,539)
	NextEra Energy, Call, 1/17/20 @
Credit Suisse	$200.00		9,675	(187,037)	(7,498)
Citigroup	S&P Global, Call, 1/17/20 @ $220.00		1,610	(33,899)	(1,674)
Citigroup	S&P Global, Call, 1/17/20 @ $230.00		1,610	(33,899)	(1,055)
JPMorgan	Texas Instruments, Call, 1/17/20 @
Chase	$120.00		3,180	(33,730)	(1,240)
Royal Bank of Texas Instruments, Call, 1/17/20 @
Canada	$125.00		14,788	(156,856)	(4,059)
Goldman	Texas Instruments, Call, 1/17/20 @
Sachs	$130.00		637	(6,757)	(112)
	Thermo Fisher Scientific, Call,
Citigroup	1/17/20	@ $300.00	1,865	(51,049)	(2,089)
	UnitedHealth Group, Call, 1/17/20 @
Citigroup	$270.00		1,301	(32,169)	(1,480)
Goldman	UnitedHealth Group, Call, 1/17/20 @
Sachs	$270.00		1,995	(49,328)	(2,269)
	UnitedHealth Group, Call, 1/17/20 @
Citigroup	$280.00		1,302	(32,193)	(1,074)
	UnitedHealth Group, Call, 1/17/20 @
Citigroup	$290.00		1,426	(35,259)	(827)
Goldman	UnitedHealth Group, Call, 1/17/20 @
Sachs	$290.00		732	(18,099)	(425)
	UnitedHealth Group, Call, 1/17/20 @
Citigroup	$300.00		2,160	(53,408)	(859)
Goldman	UnitedHealth Group, Call, 1/17/20 @
Sachs	$310.00		159	(3,931)	(43)
JPMorgan	UnitedHealth Group, Call, 1/17/20 @
Chase	$310.00		5,610	(138,713)	(1,526)
Credit Suisse	Visa, Class A, Call, 1/17/20 @ $150.00		2,573	(40,188)	(4,213)

T. ROWE PRICE CAPITAL APPRECIATION FUND

(Amounts in 000s, except for contracts)

Counterparty	Description	Contracts Notional Amount		Value
Credit Suisse	Visa, Class A, Call, 1/17/20 @ $155.00	2,573	(40,188)	(3,429)
Credit Suisse	Visa, Class A, Call, 1/17/20 @ $160.00	4,165	(65,053)	(4,394)
Credit Suisse	Visa, Class A, Call, 1/17/20 @ $165.00	3,628	(56,666)	(2,948)
Credit Suisse	Visa, Class A, Call, 1/17/20 @ $170.00	3,682	(57,509)	(2,264)
Goldman
Sachs	Visa, Class A, Call, 1/17/20 @ $170.00	3,722	(58,134)	(2,289)
Credit Suisse	Visa, Class A, Call, 1/17/20 @ $175.00	3,682	(57,509)	(1,657)
Goldman
Sachs	Visa, Class A, Call, 1/17/20 @ $175.00	3,723	(58,150)	(1,675)
Citigroup	Yum! Brands, Call, 1/17/20 @ $100.00	4,034	(40,263)	(2,794)
Bank of
America	Yum! Brands, Call, 1/17/20 @ $105.00	3,648	(36,411)	(1,696)
Citigroup	Yum! Brands, Call, 1/17/20 @ $105.00	12,802	(127,777)	(5,953)
Total OTC Options Written (Premiums $(156,683))				(187,937)
Total Options Written (Premiums $(156,683))				(187,937)

T. ROWE PRICE CAPITAL APPRECIATION FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
Alabama Power	$—	$1,545	$244
CMS Energy, 3/1/79, Preferred
Stock	—	3,788	—
CMS Energy, 10/15/78,
Preferred Stock	—	8,018	1,395
DTE Energy, Common Stock	36,912	(16,511)	727
DTE Energy, 3.70%, Corporate
Bond	—	467	145
DTE Energy, 3.80%, Corporate
Bond	—	1,975	607
DTE Energy, Preferred Stock	—	7,142	840
Duke Energy, Common Stock	15,474	(9,605)	1,731
Duke Energy, Preferred Stock	—	4,259	886
NiSource, Common Stock	—	54,749	3,308
NiSource, 3.49%, Corporate
Bond	—	2,727	618
NiSource, 4.375%, Corporate
Bond	—	3,024	423
Nisource, 5.65%, Corporate
Bond	—	2,447	626
Nisource, Preferred Stock	—	3,340	1,163
PerkinElmer	—	210,959	829
SCE Trust III	—	881	417
SCE Trust IV	—	4,680	898
SCE Trust V	—	950	213
U.S. Bancorp, 5.30%, Corporate
Bond	—	1,688	295

T. ROWE PRICE CAPITAL APPRECIATION FUND

Affiliated Companies (continued)
($000s)

				Change in Net
	Net Realized Gain				Unrealized	Investment
Affiliate		(Loss)			Gain/Loss	Income
U.S. Bancorp, Series F,
Preferred Stock		—			140	189
U.S. Bancorp, Series K,
Preferred Stock		—			864	413
T. Rowe Price Institutional
Floating Rate Fund		—			1,887	1,065
T. Rowe Price Government
Reserve Fund		—			—	13,420
Totals		$52,386	#		$289,414	$30,452+

Supplementary Investment Schedule
	Value		Purchase		Sales	Value
Affiliate	12/31/18		Cost		Cost	3/31/19
Alabama Power	$18,517	$		— $	— $	20,062
CMS Energy, 3/1/79,
Preferred Stock	—		126,250		—	130,038
CMS Energy, 10/15/78,
Preferred Stock	91,428			—	—	99,446
DTE Energy, Common
Stock	182,956			—	166,445	—
DTE Energy, 3.70%,
Corporate Bond	15,771			—	—	16,238
DTE Energy, 3.80%,
Corporate Bond	63,066			—	—	65,041
DTE Energy, Preferred
Stock	56,960			—	—	64,102
Duke Energy, Common
Stock	161,027			—	151,422	—
Duke Energy, Preferred
Stock	59,976			—	—	64,235
NiSource, Common Stock	419,299			—	—	474,048
NiSource, 3.49%, Corporate
Bond	68,269			—	—	70,996
NiSource, 4.375%,
Corporate Bond	36,294			—	—	39,318
Nisource, 5.65%, Corporate
Bond	41,047			—	—	43,494
Nisource, Preferred Stock	63,852			—	—	67,192

T. ROWE PRICE CAPITAL APPRECIATION FUND

Affiliated Companies (continued)
($000s)

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/18	Cost	Cost	3/31/19
PerkinElmer	930,423	—	—	1,141,382
SCE Trust III	26,844	—	—	27,725
SCE Trust IV	54,288	—	—	58,968
SCE Trust V	13,050	—	—	14,000
U.S. Bancorp, 5.30%,
Corporate Bond	21,155	—	—	22,843
U.S. Bancorp, Series F,
Preferred Stock	12,334	—	—	12,474
U.S. Bancorp, Series K,
Preferred Stock	29,628	—	—	30,492
T. Rowe Price Institutional
Floating Rate Fund	78,517	1,065	—	81,469
T. Rowe Price Government
Reserve Fund	543,200	¤	¤	2,579,445
				$5,123,008^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $27,738 of dividend income and $2,714 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $4,594,840.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Capital Appreciation Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE CAPITAL APPRECIATION FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE CAPITAL APPRECIATION FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks		$20,167,545$	— $	— $	20,167,545
Preferred Stocks		703,031	—	—	703,031
Convertible Preferred Stocks		—	839,055	25,766	864,821
Corporate Bonds		—	6,127,665	—	6,127,665
Fixed Income Securities(1)		—	1,183,982	—	1,183,982
Bank Loans		—	1,656,858	7,050	1,663,908
Bond Mutual Funds		81,469	—	—	81,469
Short-Term Investments		2,579,445	—	—	2,579,445
Options Purchased		—	8,552	—	8,552
Total		$23,531,490$	9,816,112$	32,816$	33,380,418
Liabilities
Options Written	$	— $	187,937$	— $	187,937

1 Includes Asset-Backed Securities, U.S. Government Agency Obligations (Excluding Mortgage-Backed).

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2019, totaled $8,000 for the period ended March 31, 2019.

($000	s)
		Beginning				Ending
		Balance	Gain (Loss)	Total		Balance
		1/1/19	During Period	Purchases	Total Sales	3/31/19
Investment in Securities
Convertible Preferred
Stocks		$–	$–	$25,766	$–	$25,766
Corporate Bonds		–	–	–	–	–
Bank Loans		–	9	7,139	(98)	7,050

Total		$–	$9	$32,905	$(98)	$32,816